Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus performance Disclosure table

The following table sets forth the compensation for our PEO and the average compensation for our Non-PEO NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the compensation actually paid ("CAP") to such individuals, as defined under SEC rules, for each of 2024, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total stockholder return ("TSR"), the cumulative TSR of our peer group, Net Income and Revenue over such years in accordance with SEC rules.

Pay Versus Performance Table

2024	$14,525,638	$11,178,551	$3,426,772	$1,778,724	$116.09	$146.87	$711.5	$6,783.6
2023	$12,338,767	$8,925,771	$3,683,836	$2,493,597	$125.79	$143.18	$321.1	$6,967.2
2022	$10,831,766	$(28,632,167)	$2,553,081	$(7,183,678)	$116.20	$140.29	$686.5	$7,512.4
2021	$13,260,913	$45,709,309	$3,538,486	$12,019,256	$232.18	$143.09	$572.6	$7,386.1
2020	$11,257,062	$33,997,170	$4,588,288	$10,679,332	$155.10	$113.45	$116.6	$6,393.6

Notes:

(1)
Compensation for our PEO, Michael Stubblefield, reflects the amounts reported in the "Summary Compensation Table" for the respective years. Average compensation for our non-PEO NEOs included: (a) for 2024, R. Brent Jones, Benoit Gourdier, James Bramwell, Randy Stone, Claudius Sokenu; (b) for 2023, R. Brent Jones, Randy Stone, James Bramwell, Frederic Vanderhaegen, Gerard Brophy and Thomas Szlosek; (c) for 2022 and 2021, Thomas Szlosek, Frederic Vanderhaegen, Gerard Brophy and Sheri Lewis; and (d) for 2020, Thomas Szlosek, Frederic Vanderhaegen, Gerard Brophy and Michael Wondrasch.
(2)
Compensation "actually paid" for the PEO and average compensation "actually paid" for our non-PEOs NEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the tables below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other Non-PEO NEOs during the applicable year. For more information regarding the decisions made by our Compensation and Human Resources Committee in regard to the PEO's and our other Non-PEO NEOs' compensation for fiscal year 2024, see "Compensation Discussion and Analysis — Compensation Philosophy and Objectives — How We Make Compensation Decisions."

PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

Total Compensation as reported in SCT	$14,525,638	$12,338,767	$10,831,766	$13,260,913	$11,257,062

Subtract change in the actuarial present value of pension benefits	$—	$(7,895)	$—	$(5,342)	$(6,272)

Add service cost of pension benefits	$—	$2,684	$3,421	$3,388	$2,875

Subtract grant date fair value of equity awards granted during covered year reported in SCT	$(11,276,173)	$(10,966,272)	$(9,684,956)	$(8,633,149)	$(7,313,957)

Add fair value of equity compensation granted in current year – value at year-end	$9,149,167	$7,305,449	$3,260,458	$18,576,571	$16,957,180

Add dividends accrued on unvested shares/share units	—	—	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(1,323,388)	$(921,458)	$(28,816,798)	$17,291,985	$ 10,226,909

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$463,117	$1,174,497	$(4,226,057)	$5,214,944	$2,873,373

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	(359,810)	—	$—	$—	$—

Compensation Actually Paid to PEO	$11,178,551	$8,925,771	$(28,632,167)	$45,709,309	$33,997,170

Average Non-PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

Total Compensation as reported in SCT	$3,426,772	$3,683,836	$2,553,081	$3,538,486	$4,588,288

Subtract change in the actuarial present value of pension benefits	$—	$(5,613)	$(1,726)	$(2,787)	$(4,428)

Add service cost of pension benefits	$—	$1,806	$2,495	$2,491	$982

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(2,405,576)	$(3,117,887)	$(1,963,157)	$(1,861,530)	$(3,340,903)

Add fair value of equity compensation granted in current year – value at year-end	$1,516,142	$2,221,730	$660,865	$4,005,523	$6,814,068

Add dividends accrued on unvested shares/share units	—	—	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(193,197)	$(81,272)	$(6,381,045)	$5,398,965	$2,303,223

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(72,956)	$138,465	$(2,054,191)	$938,108	$318,100

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(492,462)	$(347,467)	$—	$—	$—

Compensation Actually Paid to Non-PEO NEOs	$1,778,724	$ 2,493,597	$(7,183,678)	$ 12,019,256	$ 10,679,332

(3)
TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the S&P 500 Health Care Index. Historic stock price performance is not necessarily indicative of future stock performance.
(4)
Reflects "Net Income" in the Company's Consolidated statements of operations included in its Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Named Executive Officers, Footnote
(1)
Compensation for our PEO, Michael Stubblefield, reflects the amounts reported in the "Summary Compensation Table" for the respective years. Average compensation for our non-PEO NEOs included: (a) for 2024, R. Brent Jones, Benoit Gourdier, James Bramwell, Randy Stone, Claudius Sokenu; (b) for 2023, R. Brent Jones, Randy Stone, James Bramwell, Frederic Vanderhaegen, Gerard Brophy and Thomas Szlosek; (c) for 2022 and 2021, Thomas Szlosek, Frederic Vanderhaegen, Gerard Brophy and Sheri Lewis; and (d) for 2020, Thomas Szlosek, Frederic Vanderhaegen, Gerard Brophy and Michael Wondrasch.

Peer Group Issuers, Footnote
(3)
TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the S&P 500 Health Care Index. Historic stock price performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 14,525,638	$ 12,338,767	$ 10,831,766	$ 13,260,913	$ 11,257,062
PEO Actually Paid Compensation Amount	$ 11,178,551	8,925,771	(28,632,167)	45,709,309	33,997,170
Adjustment To PEO Compensation, Footnote	PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

Total Compensation as reported in SCT	$14,525,638	$12,338,767	$10,831,766	$13,260,913	$11,257,062

Subtract change in the actuarial present value of pension benefits	$—	$(7,895)	$—	$(5,342)	$(6,272)

Add service cost of pension benefits	$—	$2,684	$3,421	$3,388	$2,875

Subtract grant date fair value of equity awards granted during covered year reported in SCT	$(11,276,173)	$(10,966,272)	$(9,684,956)	$(8,633,149)	$(7,313,957)

Add fair value of equity compensation granted in current year – value at year-end	$9,149,167	$7,305,449	$3,260,458	$18,576,571	$16,957,180

Add dividends accrued on unvested shares/share units	—	—	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(1,323,388)	$(921,458)	$(28,816,798)	$17,291,985	$ 10,226,909

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$463,117	$1,174,497	$(4,226,057)	$5,214,944	$2,873,373

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	(359,810)	—	$—	$—	$—

Compensation Actually Paid to PEO	$11,178,551	$8,925,771	$(28,632,167)	$45,709,309	$33,997,170

Non-PEO NEO Average Total Compensation Amount	$ 3,426,772	3,683,836	2,553,081	3,538,486	4,588,288
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,778,724	2,493,597	(7,183,678)	12,019,256	10,679,332
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation:

Total Compensation as reported in SCT	$3,426,772	$3,683,836	$2,553,081	$3,538,486	$4,588,288

Subtract change in the actuarial present value of pension benefits	$—	$(5,613)	$(1,726)	$(2,787)	$(4,428)

Add service cost of pension benefits	$—	$1,806	$2,495	$2,491	$982

Subtract grant date fair value of equity awards granted during fiscal year reported in SCT	$(2,405,576)	$(3,117,887)	$(1,963,157)	$(1,861,530)	$(3,340,903)

Add fair value of equity compensation granted in current year – value at year-end	$1,516,142	$2,221,730	$660,865	$4,005,523	$6,814,068

Add dividends accrued on unvested shares/share units	—	—	$—	$—	$—

Add/subtract change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(193,197)	$(81,272)	$(6,381,045)	$5,398,965	$2,303,223

Add/subtract change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(72,956)	$138,465	$(2,054,191)	$938,108	$318,100

Subtract fair value of forfeited awards determined at end of prior year for awards made in prior fiscal years that were forfeited during current fiscal year	$(492,462)	$(347,467)	$—	$—	$—

Compensation Actually Paid to Non-PEO NEOs	$1,778,724	$ 2,493,597	$(7,183,678)	$ 12,019,256	$ 10,679,332

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Total Stockholder Return

As shown in the chart below, the PEO and other NEOs' CAP amounts are aligned with our TSR. Our higher TSR in 2020 and 2021 (both on an absolute basis and relative to the S&P 500 Health Care Index) directionally aligned with higher CAP for the PEO and NEOs, while weaker performance resulted in negative CAP in 2022 and lower CAP in 2023 and 2024.

(a)
Total stockholder return in the above chart, in the case of both the Company and our peer group as noted in footnote 3 of the above Pay versus Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019 through December 31, 2024, calculated in accordance with Item 201(e) of Regulation S-K.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Income

Our strong Net Income growth in 2020 and 2021 directionally aligned with higher CAP for those years, while Growth was slower in 2022 and 2023, which aligned with lower compensation actually paid. The net income increase in 2024 is also aligned with the increase in CAP

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. Company Selected Measure

Our strong Revenue growth in 2020 and 2021 directionally aligned with higher CAP for those years, while growth was slower in 2022, 2023 and 2024 which aligned with lower compensation actually paid.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid vs. Total Stockholder Return

As shown in the chart below, the PEO and other NEOs' CAP amounts are aligned with our TSR. Our higher TSR in 2020 and 2021 (both on an absolute basis and relative to the S&P 500 Health Care Index) directionally aligned with higher CAP for the PEO and NEOs, while weaker performance resulted in negative CAP in 2022 and lower CAP in 2023 and 2024.

(a)
Total stockholder return in the above chart, in the case of both the Company and our peer group as noted in footnote 3 of the above Pay versus Performance Table, reflects the cumulative return of $100 as if invested on December 31, 2019 through December 31, 2024, calculated in accordance with Item 201(e) of Regulation S-K.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The unranked list below represents, in Avantor’s view, Avantor’s most important financial measures used to link compensation to performance:

Adjusted EPS

Adjusted Operating Income

Free Cash Flow

Relative TSR

Revenue

(1)
For more information regarding these company performance metrics and their function in the Company’s executive compensation program, see “Compensation Discussion and Analysis.” For information about these non-GAAP financial measurements, including reconciliations to the most directly comparable GAAP-based financial measurements, see "Appendix A — Non-GAAP Financial Measurements."

Total Shareholder Return Amount	$ 116.09	125.79	116.2	232.18	155.1
Peer Group Total Shareholder Return Amount	146.87	143.18	140.29	143.09	113.45
Net Income (Loss)	$ 711,500,000	$ 321,100,000	$ 686,500,000	$ 572,600,000	$ 116,600,000
Company Selected Measure Amount	6,783,600,000	6,967,200,000	7,512,400,000	7,386,100,000	6,393,600,000
PEO Name	Michael Stubblefield
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (7,895)	$ 0	$ (5,342)	$ (6,272)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,684	3,421	3,388	2,875
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,276,173)	(10,966,272)	(9,684,956)	(8,633,149)	(7,313,957)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,149,167	7,305,449	3,260,458	18,576,571	16,957,180
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,323,388)	(921,458)	(28,816,798)	17,291,985	10,226,909
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	463,117	1,174,497	(4,226,057)	5,214,944	2,873,373
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(359,810)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,613)	(1,726)	(2,787)	(4,428)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,806	2,495	2,491	982
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,405,576)	(3,117,887)	(1,963,157)	(1,861,530)	(3,340,903)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,516,142	2,221,730	660,865	4,005,523	6,814,068
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,197)	(81,272)	(6,381,045)	5,398,965	2,303,223
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,956)	138,465	(2,054,191)	938,108	318,100
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(492,462)	(347,467)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0